PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
PROPERTY AND EQUIPMENT

At June 30, 2018 and December 31, 2017, property and equipment were comprised of the following:

	June 30, 2018	December 31, 2017
Processing and rail facility	$2,914,422	$2,914,422
Underground equipment	9,315,392	8,887,045
Surface equipment	4,439,263	3,957,603
Mining rights	2,217,952	-
Land	178,683	178,683
Less: Accumulated depreciation	(5,950,125)	(4,820,569)

Total Property and Equipment, Net	$13,115,587	$11,117,184

Depreciation expense amounted to $649,985 and $699,644 for the three month periods June 30, 2018 and June 30, 2017, respectively. Depreciation expense amounted to $1,129,556 and $1,159,288 for the six month periods June 30, 2018 and June 30, 2017, respectively.

The estimated useful lives are as follows:

Processing and Rail Facilities	20 years
Surface Equipment	7 years
Underground Equipment	5 years

At December 31, 2017 and 2016, property and equipment were comprised of the following:

	2017	2016
Processing and rail facility	$2,914,422	$2,914,422
Underground equipment	8,887,045	7,500,512
Surface equipment	3,957,603	3,751,054
Land	178,683	178,683
Less: Accumulated depreciation	(4,820,569)	(2,262,855)

Total Property and Equipment, Net	$11,117,184	$12,081,816

Depreciation expense amounted to $2,557,714 and $2,262,855 for the years of December 31, 2017 and 2016, respectively.

The estimated useful lives are as follows:

Processing and Rail Facilities	20 years
Surface Equipment	7 years
Underground Equipment	5 years